Asset Retirement Obligations: Schedule of Movements in Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Movements in Asset Retirement Obligations:
Schedule of Movements in Asset Retirement Obligations

	2011	2010	2009
Asset retirement obligation at beginning of year	56,220	59,695	71,604
Liabilities incurred in the current year	–	1,770	3,359
Liabilities settled in the current year	(5,106)	(2,821)	(6,706)
Accretion expense	6,822	6,545	7,398
Revision in estimated cash flow	(12,710)	(8,228)	(13,262)
Translation difference	(1,309)	(741)	(2,698)
Asset retirement obligation at end of year	43,917	56,220	59,695